Fair Value Measurements - Assets Not Measured at Fair Values in Consolidated Statements of Financial Position but for which Fair Values are Disclosed by Fair Value Hierarchy (Detail) - Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member] - JPY (¥)
¥ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Financial assets	¥ 13,873	¥ 17,665
Financial liabilities	23
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets	13,873	17,665
Financial liabilities	23
Japanese government bonds [member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity investments	291	294
Japanese government bonds [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity investments	291	294
Time deposits [member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables		10,000
Time deposits [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables		10,000
Corporate bonds and other debt instruments [member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables	8,036	2,632
Corporate bonds and other debt instruments [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables	8,036	2,632
Office security deposits [member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables	5,546	4,739
Office security deposits [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Loans and receivables	5,546	¥ 4,739
Office security deposits received under sublease agreement [member]
Disclosure of fair value measurement of assets [Line Items]
Financial liability measured at amortized cost	23
Office security deposits received under sublease agreement [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial liability measured at amortized cost	¥ 23